Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	10.38%	8.45%	5.58%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	10.59%	13.84%	11.14%